DEBT	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt

21.	DEBT

(in thousands of $)	2022	2021
Total debt, net of deferred finance charges	(1,189,324)	(1,623,300)
Less: Current portion of long-term debt and short-term debt	344,778	703,170
Long-term debt	(844,546)	(920,130)
The outstanding debt, gross of deferred finance charges, as of December 31, 2022 is repayable as follows:

Year ending December 31	Golar debt	VIE debt (1)	Total debt
(in thousands of $)
2023	(7,294)	(337,666)	(344,960)
2024	(43,756)	(60,600)	(104,356)
2025	(217,363)	(60,600)	(277,963)
2026	(58,333)	(35,500)	(93,833)
2027	(58,333)	—	(58,333)
2028 and thereafter	(330,834)	—	(330,834)
Total	(715,913)	(494,366)	(1,210,279)
Deferred finance charges	20,699	256	20,955
Total debt net of deferred finance charges	(695,214)	(494,110)	(1,189,324)
(1) These amounts relate to a certain lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate into our financial statements as a VIE (note 5).

At December 31, 2022 and 2021, our debt was as follows:

(in thousands of $)	2022	2021	Maturity date
Gimi facility	(535,000)	(410,000)	March 2030
Unsecured Bonds	(159,029)	(299,403)	October 2025
Golar Arctic facility	(21,884)	(29,178)	October 2024
2017 Convertible bonds	—	(315,646)
Subtotal (excluding lessor VIE debt)	(715,913)	(1,054,227)
CSSC VIE debt - FLNG Hilli facility	(494,366)	(597,280)	Repayable on demand/2026
Total debt (gross)	(1,210,279)	(1,651,507)
Less: Deferred finance charges	20,955	28,207
Total debt, net of deferred financing costs	(1,189,324)	(1,623,300)

Gimi facility

In October 2019, we entered into a $700 million facility agreement with a group of lenders to finance the conversion and operations of the Gimi. The facility is available for drawdown during the Gimi conversion and amortizes COD, with a final balloon payment of $350.0 million, due in 2030. The facility bears interest at LIBOR plus a margin of 4.0% during the conversion phase, reducing to LIBOR plus a margin of 3.0% post COD. As of December 31, 2022, we had drawn $535.0 million of the available funds. Subsequent drawdowns are dependent upon reaching further conversion milestones relating to project spend. A commitment fee is chargeable on any undrawn portion of this facility.

Unsecured Bonds

In October 2021, we closed our $300.0 million senior Unsecured Bonds in the Nordic bond market. The Unsecured Bonds will mature in October 2025 and bear interest at 7.00% per annum. The net proceeds from the Unsecured Bonds was used to partly refinance our $402.5 million 2017 convertible bonds which matured in February 2022 (“Convertible Bonds”) and for general corporate purposes. Contemporaneous with the closing of the Unsecured Bonds, we redeemed $85.2 million of the 2017 convertible bonds and recognized loss on partial redemption of $0.8 million.

The terms of the Unsecured Bonds grant us:
•an early redemption option to redeem the Unsecured Bonds for 100% of the Nominal Amount if it is required to gross up any withholding tax from any payments in respect of the Unsecured Bonds;
•early redemption call option to redeem all of some of the Unsecured Bonds at multiple dates throughout the four year term with pricing that reduces as the maturity date approaches;
•to purchase and hold the Unsecured Bonds and that such Unsecured Bonds may be retained, sold or cancelled at our sole discretion; and
•grants the bondholders a mandatory repurchase put option to require that that we repurchase some or all of the Unsecured Bonds for 101% of the Nominal Amount per bond – the put option is triggered by a change of control event, a delisting event, a disposal event or a total loss event.

In December 2022, we repurchased $140.7 million of the Unsecured Bonds at par for a total consideration of $142.2 million, comprised of premium of $140.7 million and accrued interest up to December 15, 2022 of $1.5 million. A loss on extinguishment of debt of $2.3 million was recognized and presented in “Other financial items, net” in the consolidated statement operations. The repurchase did not result in an amendment to the terms of the remaining outstanding Unsecured Bonds.

Golar Arctic facility

In October 2019, we entered into an agreement with the existing lenders to extend the maturity of our Golar Arctic facility. The extended facility matures five years from execution, is repayable in quarterly installments and has a final balloon payment of $9.1 million in October 2024. The margin had also increased from 2.25% to 2.75%.

2017 Convertible bonds

On February 17, 2017, we closed a $402.5 million aggregate principal amount of 2.75% convertible senior unsecured notes due 2022 (“2017 Convertible Bonds”). In February 2022, we fully redeemed the outstanding notional value of our 2017 Convertible Bonds, inclusive of interest, amounting to $321.7 million.

Corporate Revolving Credit Facility

In November 2021, we executed a $200.0 million revolving facility (the “Corporate RCF”) which has a term of three years. The Corporate RCF bears interest at LIBOR plus a margin of 2.8% and is secured against our NFE Shares. Under the terms of the Corporate RCF, we are permitted to release a portion of the pledged NFE Shares in accordance with the prescribed loan to value ratio based on the then-current market value of such NFE Shares. In February 2022, we had drawn $131.0 million of the available funds and repaid these funds in May 2022. In November 2022, the Corporate RCF was canceled and the pledge against our remaining NFE shares was released.

Corporate bilateral facility

In February 2022, we executed a $250 million corporate bilateral facility with Sequoia Investment Management secured by Golar’s ownership in FLNGs Hilli and Gimi. The corporate bilateral facility had a tenor of seven years with a bullet payment maturing in February 2029 and bears interest of LIBOR plus a margin range of 4.5% to 5.5%, subject to certain financial ratio thresholds. In June 2022, the availability of the undrawn corporate bilateral facility expired.

Lessor VIE debt

The following loan relates to our lessor VIE entity, the CSSC entity that we consolidate as a VIE. Although we have no control over the funding arrangement of this entity, we consider ourselves the primary beneficiary of this VIE and therefore are required to consolidate this loan facility into our financial results (note 5).

Facility	Effective from	SPV	Loan counterparty	Loan facility at inception (in $ millions)	Loan facility at December 31, 2022(in $ millions)	Loan duration/maturity	Interest
Hilli (1)	June 2018	Fortune Lianjing Shipping S.A.	CSSC entity	(840.0)	(217.3)	8 years non-recourse	LIBOR plus margin
				(120.0)	(277.1)	Repayable on demand	Nil
(1) In July 2019, the SPV, Fortune Lianjiang Shipping S.A., repaid $150.0 million to the interest-bearing facility and subsequently drew down $150.0 million from an internal loan with the CSSC entity. In March, 2020, the SPV, Fortune Lianjiang Shipping S.A., repaid $215.2 million to the interest-bearing facility and subsequently drew down $223.0 million from the internal loan with the CSSC entity.
The vessel in the table above is secured as collateral against these long-term loans (note 29).
Debt restrictions

Certain of our debts are collateralized by vessel liens. The existing financing agreements impose certain operating and financing restrictions which may significantly limit or prohibit, among other things, our ability to incur additional indebtedness, create liens, sell capital shares of subsidiaries, make certain investments, enter into mergers and acquisitions, purchase and sell vessels, enter into time or consecutive voyage charters or distribute dividends. In addition, lenders may accelerate the maturity of indebtedness under financing agreements and foreclose upon the collateral securing the indebtedness upon the occurrence of certain events of default, including a failure to comply with any of the covenants contained in our debt agreements. Many of our debt agreements contain certain covenants, which require compliance with certain financial ratios. Such ratios include current assets: liabilities and minimum net worth and minimum free cash restrictions. With regards to cash restrictions, we have covenanted to retain at least $50.0 million of cash and cash equivalents on a consolidated group basis. As of December 31, 2022, we were in compliance with all our covenants under our various loan agreements.